INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of Intangibles Assets [Abstract]
Disclosure of intangible assets [text block]
NOTE 19. INTANGIBLE ASSETS

	12-31-2022	12-31-2021
Classes of intangible assets, net	ThU.S.$	ThU.S.$
Intangible assets, net	73,439	84,210
Intangible assets under development (IT programs)	5,076	4,881
Computer software	22,323	27,268
Water rights	5,185	5,684
Customer relationship	24,015	29,218
Other identifiable intangible assets	16,840	17,159
Classes of intangible assets, gross	226,642	223,654
Intangible assets under development (IT programs)	5,076	4,881
Computer software	119,353	114,602
Water rights	5,185	5,684
Customer relationship	74,860	75,726
Other identifiable intangible assets	22,168	22,761
Classes of accumulated amortization and impairment
Total accumulated amortization and impairment	(153,203)	(139,444)
Accumulated amortization and impairment, intangible assets	(153,203)	(139,444)
Computer software	(97,030)	(87,334)
Customer relationship	(50,845)	(46,508)
Other identifiable intangible assets	(5,328)	(5,602)

Reconciliation of the carrying amount of intangible assets at the beginning and end of each reporting period balances

	12-31-2022
	Intangible assets under development	Computer software	Water rights	Customer relationship	Others	Total
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	4,881	27,268	5,684	29,218	17,159	84,210
Changes
Additions	1,696	3,758	2,134	-	140	7,728
Disposals	(853)	-	(2,633)	-	(108)	(3,594)
Amortization	-	(9,398)	-	(4,969)	(375)	(14,742)
Increase (decrease) in foreign exchange	-	120	-	(234)	24	(90)
Other increases (decreases)	(648)	575	-	-	-	(73)
Changes total	195	(4,945)	(499)	(5,203)	(319)	(10,771)
Closing balance	5,076	22,323	5,185	24,015	16,840	73,439

	12-31-2021
	Intangible assets under development	Computer software	Water rights	Customer relationship	Others	Total
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	2,665	31,877	5,684	35,092	26,772	102,090
Changes
Additions	2,929	3,265	-	-	557	6,751
Disposals	(1,121)	(647)	-	-	-	(1,768)
Amortization	-	(12,284)	-	(5,940)	(263)	(18,487)
Increase (decrease) in foreign exchange	-	451	-	65	(16)	500
Other increases (decreases)	408	4,606	-	1	(9,891)	(4,876)
Changes total	2,216	(4,609)	-	(5,874)	(9,613)	(17,880)
Closing balance	4,881	27,268	5,684	29,218	17,159	84,210

Years of useful life (average)
Computer software	5
Customer relationship	15
Brands	7

The amortization of customer relationship and computer software is presented in the consolidated statements of profit or loss under the administrative expe